Bank Loans and issuance of Debt Securities - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	$ 27,842,584	$ 25,105,870	$ 16,698,336
Repayments on bank loans	(7,839,007)	(7,441,663)	(2,200,000)
Non-cash changes, Proceeds from issuance of Debt securities	7,757,588	7,000,000	7,200,000
Non-cash changes, Proceeds from Debt long-term	6,872,783	3,779,413	2,709,125
Non-cash changes, Exchange effects	(306,934)	167,992	208,998
Fair value adjustments in P&L	(6,756)	(51,656)	62,249
Hedges fair value adjustments	(216,412)	(717,372)	427,162
Ending balance	34,103,846	27,842,584	25,105,870
Debt Securities Current Portion [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	3,964,668	2,659,590	2,200,000
Repayments on bank loans	(3,964,668)	(2,659,590)	(2,200,000)
Non-cash changes, Proceeds from Debt long-term	1,500,000
Non-cash changes, Exchange effects			9,170
Non-cash changes, Long-term reclassification	756,892	3,964,668	2,650,420
Ending balance	2,256,892	3,964,668	2,659,590
Long-Term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	5,196,240	6,195,576	4,437,043
Repayments on bank loans	(3,874,339)	(4,782,073)
Non-cash changes, Proceeds from Debt long-term	5,372,783	3,779,413	2,709,125
Non-cash changes, Exchange effects	(306,934)	167,992	199,828
Non-cash changes, Long-term reclassification	(154,892)	(164,668)	(1,150,420)
Ending balance	6,232,858	5,196,240	6,195,576
Debt Securities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	18,700,000	15,500,000	9,800,000
Non-cash changes, Proceeds from issuance of Debt securities	7,757,588	7,000,000	7,200,000
Non-cash changes, Long-term reclassification	(602,000)	(3,800,000)	(1,500,000)
Ending balance	25,855,588	18,700,000	15,500,000
Derivative Financial Instruments [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	(18,324)	750,704	261,293
Fair value adjustments in P&L	(6,756)	(51,656)	62,249
Hedges fair value adjustments	(216,412)	(717,372)	427,162
Ending balance	$ (241,492)	$ (18,324)	$ 750,704